LOSS PER CLASS A AND CLASS B ORDINARY SHARE	6 Months Ended
Jun. 30, 2026
LOSS PER CLASS A AND CLASS B ORDINARY SHARE
LOSS PER CLASS A AND CLASS B ORDINARY SHARE

9LOSS PER CLASS A AND CLASS B ORDINARY SHARE

(a)Basic loss per Class A and Class B ordinary share

The calculation of basic loss per Class A and Class B ordinary share is based on the loss attributable to ordinary equity shareholders of the Company divided by weighted-average number of Class A and Class B ordinary shares outstanding.

Holders of the Class A and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. In respect of matters requiring the votes of shareholders, before March 13, 2026, the holder of Class B ordinary shares was entitled to 40 votes per share, while the holders of Class A ordinary shares were entitled to one vote per share. On March 13, 2026, the Extraordinary General Meeting approved the amendment of voting rights of Class B ordinary shares to 10 votes per share.

(i)	Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2025	2026
	Number of	Number of
	shares	shares
	(in ‘000)	(in ‘000)
Issued Class A and Class B ordinary shares as of January 1	826,214	999,268
Effect of ordinary shares issued	30,191	2,239
Effect of Class A ordinary shares surrendered	*	—
Effect of ordinary shares deemed to be in issue	50,451	14,118
Effect of repurchase of Class A ordinary shares	—	(14,544)
Weighted average number of Class A and Class B ordinary shares for the period	906,856	1,001,081

* Represents shares less than 1,000.

Note:

(i)	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

(ii)Calculations of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2025	2026
Loss attributable to shareholders of the Company (in RMB’000)	(791,517)	(789,750)
Weighted average number of Class A and Class B ordinary shares for the period (in ‘000)	906,856	1,001,081
Basic loss per Class A and Class B ordinary share (in RMB)	(0.87)	(0.79)

9LOSS PER CLASS A AND CLASS B ORDINARY SHARE (CONTINUED)

(b)Diluted loss per Class A and Class B ordinary share

There was no difference between basic and diluted loss per Class A and Class B ordinary share for the six months ended June 30, 2025 and 2026 due to the anti-dilutive effects of the share options (Note 24(a)).